UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23509

Hamilton Lane Private Assets Fund

(Exact name of registrant as specified in charter)

110 Washington Street, Suite 1300
Conshohocken, Pennsylvania 19428-2053

(Address of principal executive offices) (Zip code)

Frederick W. Shaw

Hamilton Lane Advisors, L.L.C.

110 Washington Street, Suite 1300
Conshohocken, Pennsylvania 19428-2053

(Name and address of agent for service)

registrant's telephone number, including area code: (610) 617-5724

Date of fiscal year end: March 31

Date of reporting period: September 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

1.(a) The Report to Shareholders is attached herewith.

Hamilton Lane Private Assets Fund

Financial Statements

For the Six Months Ended September 30, 2022 (Unaudited)

Hamilton Lane Private Assets Fund

Table of Contents
For the Six Months Ended September 30, 2022 (Unaudited)

Consolidated Schedule of Investments	2-8
Consolidated Statement of Assets and Liabilities	9
Consolidated Statement of Operations	10
Consolidated Statements of Changes in Net Assets	11-12
Consolidated Statement of Cash Flows	13
Consolidated Financial Highlights	14-16
Consolidated Notes to Financial Statements	17-28
Fund Information	29

Hamilton Lane Private Assets Fund

Consolidated Schedule of Investments
September 30, 2022 (Unaudited)

Investments — 106.04%†	Interest Rate	Maturity Date	Investment Type	Acquistion Date	Cost	Fair Value
Direct Investments — 50.62%^
Direct Credit — 10.9%
North America — 10.9%
Consumer Discretionary — 0.76%
Lash OpCo, LLC.[1,2,3] (Principal amount $3,336,072)	Cash 7.00% + LIBOR (1% Floor)[4]	3/18/2026	Senior Debt	12/29/2021	$3,311,589	$3,336,072	#

Containers and Packaging — 1.3%
Arctic Holdco, LLC.[1,3] (Principal amount $6,038,658)	Cash 6.00% + LIBOR (1% Floor)[4]	12/23/2026	Senior Debt	5/7/2021	5,946,591	5,655,806	#

Diversified Financials — 1.47%
AMLRS Holdings, Inc.[1,2] (Principal amount $4,657,602)	Cash 6.00% + LIBOR (1% Floor)[4]	9/21/2026	Senior Debt	9/21/2020	4,598,561	4,348,344	#
Kestra, Inc.[1,2,3] (Principal amount $2,230,769)	Cash 7.00% + LIBOR (0.5% Floor)[4]	6/3/2027	Senior Debt	12/14/2021	2,174,658	2,052,307	#
Total Diversified Financials						6,400,651

Electrical Equipment — 0.15%
Inventus Power, Inc.[1] (Principal amount $692,308)	Cash 8.50% + LIBOR (1% Floor)[4]	9/29/2024	Senior Debt	3/29/2021	684,267	660,462	#

Health Care — 1.48%
Teal Acquisition Co., Inc.[1] (Principal amount $639,024)	Cash 6.25% + LIBOR (1% Floor)[4]	9/22/2026	Senior Debt	9/21/2020	627,466	624,838	#
TNAA Holdco, LLC.[1,2,3] (Principal amount $5,936,930)	Cash 5.50% + LIBOR (1% Floor)[4]	12/16/2026	Senior Debt	12/16/2021	5,822,840	5,841,303	#
Total Health Care						6,466,141

Information Technology — 1.91%
Everberg CIS Holdings, LLC.[1,2,3] (Principal amount $576,596)	10.493%	4/14/2026	Initial Term Loan	4/5/2021	508,449	527,431	#
Everberg SC Holdings III, LLC.[1,2,3] (Principal amount $563,054)	10.884%	7/8/2027	Incremental Term Loan	7/6/2022	563,054	566,784	#
Everberg SC Holdings IV, LLC.[1,2,3] (Principal amount $222,264)	SOFR + 12.00% PIK (1.5% Floor)	N/A	Preferred Equity	7/6/2022	222,264	223,737	#
GI Consilio Parent, LLC.[1,3] (Principal amount $4,500,000)	Cash 7.50% + LIBOR (0.50% Floor)[4]	5/14/2029	Senior Debt	5/20/2021	4,455,000	4,500,000	#

See accompanying Notes to Consolidated Financial Statements.

Hamilton Lane Private Assets Fund

Consolidated Schedule of Investments
September 30, 2022 (Unaudited) (Continued)

Investments — 106.04%†	Interest Rate	Maturity Date	Investment Type	Acquistion Date	Cost	Fair Value
Direct Investments (Continued)
Direct Credit (Continued)
North America (Continued)
Information Technology (Continued)
Redstone Holdco 2, L.P.[1,3] (Principal amount $3,000,000)	Cash 7.75% + LIBOR (0.75% Floor)[4]	4/27/2029	Senior Debt	5/20/2021	$2,947,500	$2,530,800	#
Total Information Technology						8,348,752

Industrials — 1.09%
Amentum Government Services Holding LLC.[1,3] (Principal amount $5,000,000)	Cash 7.50% + SOFR (0.75% Floor)[4]	2/15/2030	Senior Debt	3/7/2022	4,860,751	4,771,500	#

Insurance — 1.23%
Alliant Services, Inc.[1] (6,000 Series A Preferred shares)	9.75%	12/8/2028	Preferred Equity	11/6/2020	5,945,089	5,341,200	#

Software and Services — 0.86%
Career Step, LLC.[1] (2,500,000 shares)	Cash 9.75% + LIBOR (1% Floor)[4]	Perpetual	Preferred Equity	11/17/2020	2,435,481	2,507,080	#
Packers Software Intermediate Holdings, Inc.[1,2] (784.804 shares, Principal amount $1,302,222)	Cash 7.75% + LIBOR (0.75% Floor)[4]	11/12/2028	Preferred Equity	11/12/2020	1,285,602	1,247,529	#
Total Software and services						3,754,609

Telecommunications — 0.65%
MetroNet Systems Holdings, LLC.[1,3] (Principal amount $3,000,000)	Cash 7.00% + LIBOR (0.75% Floor)[4]	6/2/2029	Senior Debt	6/2/2021	2,954,068	2,850,000	#
Total Direct Credit					49,343,230	47,585,193

	Investment Type
Direct Equity — 39.72%
Asia — 2.45%
Health Care — 2.45%
Celestial Key Group, Ltd.*[1,3,5] (500 Class A shares)	Limited Partnership Interest	11/26/2021	5,009,408	5,184,255	#
Indigo, L.P.*[1,3,5]	Limited Partnership Interest	6/18/2021	4,400,000	5,497,306	#
Total Health Care				10,681,561
Total Asia				10,681,561

See accompanying Notes to Consolidated Financial Statements.

Hamilton Lane Private Assets Fund

Consolidated Schedule of Investments
September 30, 2022 (Unaudited) (Continued)

Investments — 106.04%†	Investment Type	Acquistion Date	Cost	Fair Value
Direct Investments (Continued)
Direct Equity (Continued)
North America — 25.88%
Consumer Discretionary — 6.69%
CL DAL Opportunities Feeder, L.P.*[1,5]	Limited Partnership Interest	9/9/2020	$3	$571,069
LUV Car Wash Holdings LLC.*[1,3,5]	Limited Partnership Interest	3/2/2022	11,000,000	11,737,453	#
MiddleGround Checker Co-Invest Partners L.P.*[1,2,3,5]	Limited Partnership Interest	1/31/2022	9,641,708	9,252,978	#
RC V RW Investor-B, LLC*[1,5]	Limited Partnership Interest	10/23/2020	7,171,708	7,639,213	#
Total Consumer Discretionary				29,200,713

Diversified Financials — 0.54%
AMLRS Equity Investors, L.P.*[1,5]	Limited Partnership Interest	9/21/2020	1,413,356	2,356,081	#

Health Care — 2.52%
CCBlue Limited Partnership*[1,3,5,6]	Limited Partnership Interest	5/24/2022	7,596,848	6,964,568	#
NEA BH SPV II, L.P.*[1,5]	Limited Partnership Interest	9/2/2020	5,012,957	771,390
Teal Parent Holdings, L.P.*[1,5]	Limited Partnership Interest	9/21/2020	32,520	4,052	#
TVG-Hero Holdings II, L.P.*[1,2,5]	Limited Partnership Interest	10/23/2020	2,257,480	3,255,239	#
Total Health Care				10,995,249

Industrial Services — 8.37%
Einstein 2021, L.P.*[1,3,5]	Limited Partnership Interest	11/18/2021	10,376,370	19,176,530	#
KAWP Holdings, L.P.*[1,5]	Limited Partnership Interest	12/18/2020	7,436,323	10,385,788	#
Oscar Holdings, L.P.*[1,2,3,5]	Limited Partnership Interest	4/27/2022	7,000,000	7,000,000	#
Total Industrial Services				36,562,318

Information Technology — 5.08%
Fetch Rewards, Inc.*[1,3,5] (106,646 Series E Preferred shares)	Preferred Equity	3/23/2022	4,999,970	5,256,614	#
Follett Acquisition, L.P.*[1,3,5]	Limited Partnership Interest	1/12/2022	8,000,000	8,122,679	#
Ignite Resonate Co-Investors, LLC.*[1,3,5]	Limited Partnership Interest	7/27/2022	8,000,000	8,000,000	#
T-VIII Skopima Co-Invest, L.P.*[1,2,3,5]	Limited Partnership Interest	5/7/2021	526,015	816,217	#
Total Information Technology				22,195,510

Semiconductors and Equipment — 2.51%
THL Fund Investors (Altar), L.P.*[1,2,3,5]	Limited Partnership Interest	1/27/2022	8,525,852	10,946,424	#

Software and Services — 0.17%
Project Brewer*[1,5]	Limited Partnership Interest	11/12/2020	788,199	749,416	#
Total North America				113,005,711

United Kingdom — 6.6%
Health Care — 1.67%
Panacea Co-Investment, L.P.*[1,3,5,6]	Limited Partnership Interest	12/21/2020	7,725,535	7,300,720	#

Insurance — 2.48%
Chance Co-Investment, L.P.*[1,5,6]	Limited Partnership Interest	12/21/2020	6,566,015	10,810,510	#

See accompanying Notes to Consolidated Financial Statements.

Hamilton Lane Private Assets Fund

Consolidated Schedule of Investments
September 30, 2022 (Unaudited) (Continued)

Investments — 106.04%†	Investment Type	Acquistion Date	Cost	Fair Value
Direct Investments (Continued)
Direct Equity (Continued)
United Kingdom (Continued)
Software and Services — 2.45%
Bowmark Investment Partnership - J, L.P.*[1,5,6]	Limited Partnership Interest	10/15/2020	$2,583,473	$2,784,802	#
TPG Vardos CI, L.P.*[1,2,5]	Limited Partnership Interest	9/9/2020	6,009,308	7,933,510	#
Total Software and Services				10,718,312
Total United Kingdom				28,829,542

Western Europe — 4.79%
Diversified Financials — 2.0%
Enak Aggregator, L.P.*[1,3,5,6]	Limited Partnership Interest	1/18/2022	9,652,846	8,729,177	#

Industials — 2.79%
FSN Capital Unique Co-Investment, L.P.*[1,3,5,6]	Limited Partnership Interest	3/9/2022	11,119,332	12,168,731	#
Total Western Europe				20,897,908
Total Direct Equity			152,845,226	173,414,722

Secondary Investments — 51.86%^
Secondary Direct Equity — 0.86%
North America —0.86%
Growth Equity — 0.86%
Madison Bay - HL, L.P.*[1,2,3,5]	Limited Partnership Interest	9/4/2020	2,602,423	3,753,369
Total Secondary Direct Equity			2,602,423	3,753,369

Secondary Funds — 51.0%
Asia — 3.13%
Consumer Discretionary — 0.93%
L Catterton Asia 3 Continuation Fund Sing, L.P.*[1,2,3,5]	Limited Partnership Interest	6/23/2022	3,927,531	4,090,747

Health Care — 2.2%
LC Healthcare Continued Fund, L.P.*[1,2,3,5]	Limited Partnership Interest	5/12/2021	6,201,481	9,607,588
Total Asia				13,698,335

Middle East — 2.18%
Venture Capital — 2.18%
Pitango Continuation Fund 2021, L.P.*[1,2,3,5]	Limited Partnership Interest	11/9/2021	7,280,000	9,496,088

North America — 43.93%
Corporate Finance/Buyout — 25.96%
ACON Strategic Partners II-B, L.P.*[1,2,3,5]	Limited Partnership Interest	8/2/2022	9,591,994	10,350,144
Audax Private Equity Fund IV CF, L.P.*[1,2,5]	Limited Partnership Interest	12/23/2020	4,196,849	5,032,621
CLP Select Opportunities, L.P.*[1,2,5]	Limited Partnership Interest	12/10/2020	8,797,319	11,054,099
JZHL Secondary Fund, L.P.*[1,2,5,7]	Limited Partnership Interest	12/4/2020	3,186,370	6,258,988
Kelso Investment Associates IX, L.P.*[1,2,5,8]	Limited Partnership Interest	9/30/2022	19,705,769	24,923,563
KPS Special Situations Fund IV, L.P.*[1,2,5]	Limited Partnership Interest	9/30/2020	1,873,143	2,426,471
Roark Capital Partners CF L.P.*[1,2,3,5]	Limited Partnership Interest	8/26/2022	6,305,034	6,764,460
TorQuest Partners Fund US IV L.P.*[1,2,3,5,6]	Limited Partnership Interest	9/30/2022	17,324,325	24,448,273

See accompanying Notes to Consolidated Financial Statements.

Hamilton Lane Private Assets Fund

Consolidated Schedule of Investments
September 30, 2022 (Unaudited) (Continued)

Investments — 106.04%†	Investment Type	Acquistion Date	Cost	Fair Value
Secondary Investments (Continue)
Secondary Direct Equity (Continued)
North America (Continued)
Corporate Finance/Buyout (Continued)
Trilantic Capital Partners VI Parallel II (North America), L.P.*[1,2,3,5]	Limited Partnership Interest	12/31/2021	$5,217,596	$6,859,469
Webster Equity Partners Pinnacle, L.P.*[1,3,5]	Limited Partnership Interest	11/18/2021	10,000,000	13,517,612
Wind Point Partners VIII-B, L.P.*[1,2,5]	Limited Partnership Interest	3/31/2021	1,101,784	1,684,503
Total Corporate Finance/Buyout				113,320,203

Diversified — 4.26%
Resolute II Continuation Fund, L.P.*[1,2,3,5]	Limited Partnership Interest	8/20/2021	12,350,535	18,593,897

Growth Equity — 10.98%
10K Lakes Fund II, L.P.*[1,2,3,5]	Limited Partnership Interest	10/27/2021	1,840,400	2,051,447
Everstone Capital Partners III, L.P.*[1,2,5]	Limited Partnership Interest	10/15/2020	4,343,379	8,072,463
L Catterton Growth IV L.P.*[1,2,3,5]	Limited Partnership Interest	3/31/2021	5,851,696	6,821,744
Motive IC SAS-A, L.P.*[1,3,5]	Limited Partnership Interest	6/28/2021	2,761,055	4,803,847
NewView Capital Special Opportunities Fund I, L.P.*[1,2,5]	Limited Partnership Interest	10/23/2020	12,284,769	26,169,885
Total Growth Equity				47,919,386

Healthcare & Business Services — 1.58%
Eversecure PTE. LTD.*[1,3,5] (5,000,000 Series A Preference shares)	Limited Partnership Interest	5/4/2022	5,000,000	6,907,039

Information Technology — 1.15%
ZMC II Extended Value Fund, L.P.*[1,2,3,5]	Limited Partnership Interest	8/19/2021	5,179,341	5,039,933
Total North America				191,780,458

Western Europe — 1.76%
Corporate Finance/Buyout — 0.78%
Waterland Strategic Opportunities Fund I, C.V.*[1,2,3,5,6]	Limited Partnership Interest	4/22/2021	3,359,086	3,404,475

Diversified — 0.1%
Sagard 3, FCPI*[1,2,3,5,6]	Limited Partnership Interest	7/23/2021	462,843	346,439
Sagard 4, FCPI*[1,2,3,5,6]	Limited Partnership Interest	9/3/2021	113,833	91,491
Total Diversified				437,930

Logistics — 0.88%
Verdane AB-IB Co-Invest AB*[1,2,3,5,6]	Limited Partnership Interest	3/20/2022	5,062,163	3,846,505
Total Western Europe				7,688,910
Total Secondary Funds			163,318,295	222,663,791

See accompanying Notes to Consolidated Financial Statements.

Hamilton Lane Private Assets Fund

Consolidated Schedule of Investments
September 30, 2022 (Unaudited) (Continued)

Investments — 106.04%†	Investment Type	Number of Contracts	Cost	Fair Value
Purchased Options — 0.01%
Put Options
INR Indian Rupee Option		2,000,000	$83,000	$46,011
Exercise Price: 79.93 INR, Notional Amount: 159,860,000 INR, Expiration Date: 10/19/2022*

	Interest Rate	Principal Value	Shares
Short Term Investments — 3.55%
Goldman Sachs Financial Square Government Fund – Institutional Class[3,7,8]	3.03%[9]	N/A	6,779,927	6,779,927	6,779,927
UMB Bank Demand Deposit	0.01%[9]	8,702,000	N/A	8,702,000	8,702,000
Total Short Term Investments					15,481,927

Total Investments (Cost $383,674,101)					462,945,013
Liabilities in excess of other assets — (6.04%)					(26,375,939)
Total Net Assets — 100%					$436,569,074

INR - Indian Rupee

LIBOR - London Interbank Offered Rate

SOFR - Secured Overnight Financing Rate

†

Direct Investments are private investments directly into the equity or debt of selected operating companies, often together with the management of the company. Secondary Investments are portfolios of assets purchased on the secondary market.

^	Investments do not issue shares.
#

The Fair Value is estimated by management using significant unobservable inputs and as such may not necessarily reflect the current or expected future performance of such Direct Investment or Secondary Investment or the Fair Value of the Fund’s interest in such Direct Investment or Secondary Investment. Furthermore, the Fair Value has not been calculated, reviewed, verified or in any way approved by such Direct Investment or Secondary Investment or its general partner, manager or sponsor (including any of its affiliates). Please see notes to financial statements for further details regarding the valuation policy of the Fund.

*	Investment is non-income producing.
[1]	Restricted security.
[2]	Investment has been committed to but has not been fully funded by the Fund.
[3]	All or a portion of this security is custodied with HL PAF Holdings, LLC. (See Note 1).
[4]

These loans carry a variable rate of interest. The lending rates are generally a base rate, plus (i) the greater of a LIBOR floor or 1 month LIBOR, or (ii) the greater of a SOFR floor or the SOFR rate. As of September 30, 2022 the 1 month LIBOR rate was 3.143% and the SOFR rate was 2.98%.

[5]	Investment does not allow redemptions or withdrawals except at discretion of its general partner, manager or advisor.
[6]	Foreign security denominated in U.S. Dollars.
[7]	All or a portion of this security is custodied with PAF JZ Blocker (See Note 1).
[8]	All or a portion of this security is custodied with PAF Diamondback Blocker (See Note 1).
[9]	The rate is the annualized seven-day yield at year end.

See accompanying Notes to Consolidated Financial Statements.

Hamilton Lane Private Assets Fund

Consolidated Schedule of Investments
September 30, 2022 (Unaudited) (Continued)

Summary of Investments by Strategy (as a percentage of total investments)
Direct Investments
Direct Credit	10.90
Direct Equity	39.72
Total Direct Investments	50.62
Secondary Investments
Secondary Equity	0.86
Secondary Funds	51.00
Total Secondary Investments	51.86
Purchased Options Contracts	0.01
Short Term Investments	3.55
Total Investments	106.04
Other assets in excess of liabilities	(6.04)
Total Net Assets	100.00

See accompanying Notes to Consolidated Financial Statements.

Hamilton Lane Private Assets Fund

Consolidated Statement of Assets and Liabilities
September 30, 2022 (Unaudited)

Assets
Investments, at fair value (cost $383,591,101)	$462,899,002
Purchased options, at fair value (cost $83,000)	46,011
Cash	179,661
Receivable for investments sold	20,026
Direct credit interest receivable	220,287
Direct equity interest receivable	21,913
Interest receivable	206,208
Prepaid expenses and other assets	359,732
Total Assets	463,952,840

Liabilities
Incentive fees payable	13,726,150
Proceeds from issuance of shares received in advance	8,702,000
Tenders payable	2,959,863
Investment management fees payable	1,583,140
Line of credit commitment fee payable	102,861
Accounting and administration fees payable	78,167
Distribution and service fees payable	42,085
Transfer agent fees payable	17,267
Trustees’ fees payable	15,000
Custody fees payable	10,842
Chief compliance officer fees payable	5,289
Other accrued expenses	141,102
Total Liabilities	27,383,766

Commitments and contingencies (see Note 11)

Net Assets	$436,569,074

Composition of Net Assets:
Paid-in capital	$359,003,665
Total distributable earnings	77,565,409
Net Assets	$436,569,074

Net Assets Attributable to:
Class I Shares	$411,352,005
Class R Shares	1,991,991
Class D Shares	23,225,078
$436,569,074

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized):
Class I Shares	31,669,215
Class R Shares	155,453
Class D Shares	1,795,478
33,620,146

Net Asset Value per Share:
Class I Shares	$12.99
Class R Shares	$12.81
Class D Shares	$12.94

See accompanying Notes to Consolidated Financial Statements.

Hamilton Lane Private Assets Fund

Consolidated Statement of Operations
For the Six Months Ended September 30, 2022 (Unaudited)

Investment Income
Interest income	$2,295,950
Total Income	2,295,950

Expenses
Incentive fees	3,969,345
Investment management fees	2,954,428
Professional fees	232,502
Accounting and administration fees	234,814
Offering costs	3,064
CCO fees	31,461
Trustees’ fees and expenses	30,000
Commitment fees	204,604
Interest expense	23,619
Line of credit fees	156,667
Transfer agent fees	50,553
Custodian fees	27,065
Distribution and service fees (Class R)	6,034
Distribution and service fees (Class D)	22,050
Other operating expenses	109,540
Total Expenses	8,055,746
Investment management fees recouped	110,227
Net Expenses	8,165,973
Net Investment Loss	(5,870,023)

Realized and Change in Unrealized Gain/(Loss)
Net realized gain on investments	11,147,613
Net change in unrealized appreciation on investments	15,993,273
Net change in unrealized depreciation on purchased options	28,432
Net Realized and Change in Unrealized Gain	27,169,318

Net Increase in Net Assets Resulting from Operations	$21,299,295

See accompanying Notes to Consolidated Financial Statements.

Hamilton Lane Private Assets Fund

Consolidated Statements of Changes in Net Assets

	For the Six Months Ended September 30, 2022 (Unaudited)	For the Year Ended March 31, 2022
Change in Net Assets Resulting from Operations
Net investment loss	$(5,870,023)	$(10,741,531)
Net realized gain on investments	11,147,613	6,996,198
Net change in unrealized appreciation/(depreciation) on investments and purchased options	16,021,705	48,794,032
Net increase in reimbursement by affiliate (Note 6)	—	17,493
Net Change in Net Assets Resulting from Operations	21,299,295	45,066,192

Distributions to investors
Class I	—	(3,908,571)
Class R	—	(13,456)
Class D	—	(51,136)
Net Change in Net Assets from Distributions to Investors	—	(3,973,163)

Change in Net Assets Resulting from Capital Share Transactions
Class I
Proceeds from issuance of shares	63,250,500	127,318,500
Transfers in	205,072	100,000
Reinvested distributions	—	1,376,415
Shares tendered[1]	(2,305,805)	—
Total Class I Transactions	61,149,767	128,794,915

Class R
Proceeds from issuance of shares	1,606,564	797,500
Reinvested distributions	—	5,706
Transfers out	—	(100,000)
Shares tendered	(654,058)	—
Total Class R Transactions	952,506	703,206

Class D
Proceeds from issuance of shares	9,642,000	12,292,812
Reinvested distributions	—	32,138
Transfers out	(205,072)	—
Total Class D Transactions	9,436,928	12,324,950

Net Change in Net Assets Resulting from Capital Share Transactions	71,539,201	141,823,071

Total Net Increase in Net Assets	92,838,496	182,916,100

Net Assets
Beginning of period	343,730,578	160,814,478
End of period	$436,569,074	$343,730,578

See accompanying Notes to Consolidated Financial Statements.

Hamilton Lane Private Assets Fund

Consolidated Statements of Changes in Net Assets
(Continued)

	For the Six Months Ended September 30, 2022 (Unaudited)	For the Year Ended March 31, 2022
Shareholder Activity
Class I Shares
Shares sold	5,120,769	11,099,670
Shares transferred in	16,850	9,756
Reinvested distributions	—	116,251
Shares tendered	(178,606)	—
Net Change in Class I Shares Outstanding	4,959,013	11,225,677

Class R Shares
Shares sold	130,867	75,237
Reinvested distributions	—	484
Shares transferred out	—	(9,756)
Shares tendered	(51,379)	—
Net Change in Class R Shares Outstanding	79,488	65,965

Class D Shares
Shares sold	772,354	1,037,314
Reinvested distributions	—	2,716
Shares transferred out	(16,906)	—
Net Change in Class D Shares Outstanding	755,448	1,040,030

[1]	Net of early withdrawal fees of $12,759

See accompanying Notes to Consolidated Financial Statements.

Hamilton Lane Private Assets Fund

Consolidated Statement of Cash Flows
For the Six Months Ended September 30, 2022 (Unaudited)

Cash Flows From Operating Activities
Net increase in net assets from operations	$21,299,295
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchases of investments	(97,396,173)
Sales of short-term investments, net	11,769,177
Proceeds from investment distributions	13,717,704
Net realized gain on investments	(11,147,613)
Net change in unrealized appreciation/depreciation on investments	(15,993,273)
Net change in unrealized appreciation/depreciation on purchased options	(28,432)
(Increase)/Decrease in Assets:
Increase in receivable for investments sold	(20,026)
Decrease in prepaid expenses and other assets	106,177
Increase in interest receivable	(162,585)
Decrease in receivable from Adviser	110,228
Increase in direct credit interest receivable	(31,563)
Increase in direct equity interest receivable	(1,157)
Increase/(Decrease) in Liabilities:
Increase in incentive fees payable	3,870,371
Increase in line of credit commitment fee payable	5,590
Increase in investment management fee payable	94,091
Decrease in organizational fee payable	(30,316)
Increase in accounting and administration fees payable	44,759
Increase in trustees’ fees payable	15,000
Increase in transfer agent fees payable	10,317
Increase in investor distribution and servicing fees payable	28,084
Decrease in custody fees payable	(3,587)
Decrease in other accrued expenses	(29,823)
Net Cash Used in Operating Activities	(73,773,755)

Cash Flows from Financing Activities
Proceeds from capital contributions, net of change in capital contributions received in advance	73,276,064
Net Cash Provided by Financing Activities	73,276,064

Net change in Cash	(497,691)
Cash - Beginning of Period	677,352
Cash - End of Period	$179,661

See accompanying Notes to Consolidated Financial Statements.

Hamilton Lane Private Assets Fund

Consolidated Financial Highlights
Class I Shares

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended September 30, 2022 (Unaudited)	For the Year Ended March 31, 2022	For the Period January 4, 2021* through March 31, 2021
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$12.35	$10.38	$10.00
Activity from investment operations:
Net investment loss[1]	(0.19)	(0.50)	(0.09)
Net realized and unrealized gain/(loss) on investments and purchased options	0.83	2.65	0.47
Net increase in reimbursement by affiliate (Note 6)	—	— [2,3]	—
Total from investment operations	0.64	2.15	0.38

Distributions to investors
From net realized gains	—	(0.18)	—
Total distributions to investors	—	(0.18)	—

Net Asset Value per share, end of period	$12.99	$12.35	$10.38

Net Assets, end of year (in thousands)	$411,352	$329,989	$160,711

Ratios to average shareholders’ equity:
Net investment loss[4,5]	(0.94)%	(1.21)%	(0.41)%

Gross expenses[6]	3.05%	5.44%	3.37%
Expense Recoupment/(Reimbursement)	0.06%	0.15%	(0.92)%
Net expenses[6]	3.11%	5.59%	2.45%

Total Return[7]	5.18%[8,9]	20.77%[9]	3.78%[8,9]

Portfolio turnover rate	0.00%[8]	0.00%	0.00%[8]

Senior Securities
Total borrowings (000s)	$—	$—	$—
Asset coverage per $1,000 unit of senior indebtedness(10)	$—	$—	$—

[1]	Per share data is computed using the average shares method.
[2]	Amount represents less than $0.01 per share.
[3]	During the year ended March 31, 2022, the Advisor reimbursed the Fund $17,493 for a trade error. The reimbursement had no impact on the Fund’s total return.
[4]	Net investment loss has been annualized for periods of less than twelve months, except for Organizational Fees and Syndication Costs which are one time expenses.
[5]

Net investment loss ratio is calculated excluding Incentive Fees. If Incentive Fees, which are not annualized, were included the ratio would have been lowered by 1.00% for the six months ended September 30, 2022, 3.11% for the year ended March 31, 2022, and 0.67% for the period ended March 31, 2021. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratios do not include net investment income of the funds in which the Fund invests.

[6]

Expense ratios have been annualized for periods of less than twelve months, except for Organizational Fees and Syndication Costs which are one time expenses, and Incentive Fees which are not annualized. If Incentive Fees had been excluded, the expense ratios would have decreased by 1.00% for the six months ended September 30, 2022, 3.11% for the year ended March 31, 2022 and 0.67% for the period ended March 31, 2021. Expenses do not include expenses from underlying funds in which the Fund invests.

[7]

Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.

[8]	Not annualized.
[9]

Includes adjustments in accordance with GAAP and accordingly the returns and per unit net asset value for financial reporting may differ from the per unit net asset value and returns for shareholder transactions.

[10]

Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

*

The Fund commenced operations on January 4, 2021 following reorganization of Hamilton Lane Evergreen Private Fund LP which was effective as of close of business on December 31, 2020, see Note 1 in the accompanying notes to consolidated financial statements.

See accompanying Notes to Consolidated Financial Statements.

Hamilton Lane Private Assets Fund

Consolidated Financial Highlights
Class R Shares

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended September 30, 2022 (Unaudited)	For the Year Ended March 31, 2022	For the Period January 4, 2021* through March 31, 2021
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$12.23	$10.38	$10.00
Activity from investment operations:
Net investment loss[1]	(0.23)	(0.58)	(0.09)
Net realized and unrealized gain/(loss) on investments and purchased options	0.81	2.61	0.47
Net increase in reimbursement by affiliate (Note 6)	—	— [2,3]	—
Total from investment operations	0.58	2.03	0.38

Distributions to investors
From net realized gains	—	(0.18)	—
Total distributions to investors	—	(0.18)	—

Net Asset Value per share, end of period	$12.81	$12.23	$10.38

Net Assets, end of year (in thousands)	$1,992	$929	$104

Ratios to average shareholders’ equity:
Net investment loss[4,5]	(1.69)%	(1.91)%	(0.41)%

Gross expenses[6]	3.80%	6.14%	3.37%
Expense Recoupment/(Reimbursement)	0.06%	0.15%	(0.92)%
Net expenses[6]	3.86%	6.29%	2.45%

Total Return[7]	4.74%[8,9]	19.61%[9]	3.78%[8,9]

Portfolio turnover rate	0.00%[8]	0.00%	0.00%[8]

Senior Securities
Total borrowings (000s)	$—	$—	$—
Asset coverage per $1,000 unit of senior indebtedness(10)	$—	$—	$—

[1]	Per share data is computed using the average shares method.
[2]	Amount represents less than $0.01 per share.
[3]	During the year ended March 31, 2022, the Advisor reimbursed the Fund $17,493 for a trade error. The reimbursement had no impact on the Fund’s total return.
[4]	Net investment loss has been annualized for periods of less than twelve months, except for Organizational Fees and Syndication Costs which are one time expenses.
[5]

Net investment loss ratio is calculated excluding Incentive Fees. If Incentive Fees, which are not annualized, were included the ratio would have been lowered by 1.00% for the six months ended September 30, 2022, 3.11% for the year ended March 31, 2022, and 0.67% for the period ended March 31, 2021. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratios do not include net investment income of the funds in which the Fund invests.

[6]

Expense ratios have been annualized for periods of less than twelve months, except for Organizational Fees and Syndication Costs which are one time expenses, and Incentive Fees which are not annualized. If Incentive Fees had been excluded, the expense ratios would have decreased by 1.00% for the six months ended September 30, 2022, 3.11% for the year ended March 31, 2022, and 0.67% for the period ended March 31, 2021. Expenses do not include expenses from underlying funds in which the Fund invests.

[7]

Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.

[8]	Not annualized.
[9]

Includes adjustments in accordance with GAAP and accordingly the returns and per unit net asset value for financial reporting may differ from the per unit net asset value and returns for shareholder transactions.

[10]

Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

*

The Fund commenced operations on January 4, 2021 following reorganization of Hamilton Lane Evergreen Private Fund LP which was effective as of close of business on December 31, 2020, see Note 1 in the accompanying notes to consolidated financial statements.

See accompanying Notes to Consolidated Financial Statements.

Hamilton Lane Private Assets Fund

Consolidated Financial Highlights
Class D Shares

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended September 30, 2022 (Unaudited)	For the Period August 1, 2021* through March 31, 2022
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$12.32	$11.10
Activity from investment operations:
Net investment loss[1]	(0.20)	(0.35)
Net realized and unrealized gain/(loss) on investments and purchased options	0.82	1.75
Total from investment operations	0.62	1.40

Distributions to investors
From net realized gains	—	(0.18)
Total distributions to investors	—	(0.18)

Net Asset Value per share, end of period	$12.94	$12.32

Net Assets, end of year (in thousands)	$23,225	$12,812

Ratios to average shareholders’ equity:
Net investment loss[2,3]	(1.19)%	(1.44)%

Gross expenses[4]	3.30%	4.43%
Expense Recoupment/(Reimbursement)	0.06%	0.26%
Net expenses[4]	3.36%	4.69%

Total Return[5]	5.03%[6,7]	12.66%[6,7]

Portfolio turnover rate	0.00%[6]	0.00%[6]

Senior Securities
Total borrowings (000s)	$—	$—
Asset coverage per $1,000 unit of senior indebtedness(8)	$—	$—

[1]	Per share data is computed using the average shares method.
[2]	Net investment loss has been annualized for periods of less than twelve months, except for Organizational Fees and Syndication Costs which are one time expenses.
[3]

Net investment loss ratio is calculated excluding Incentive Fees. If Incentive Fees, which are not annualized, were included the ratio would have been lowered by 1.00% for the six months ended September 30, 2022, and 1.96% for the period August 1, 2021 through March 31, 2022. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratios do not include net investment income of the funds in which the Fund invests.

[4]

Expense ratios have been annualized for periods of less than twelve months, except for Organizational Fees and Syndication Costs which are one time expenses, and Incentive Fees which are not annualized. If Incentive Fees had been excluded, the expense ratios would have decreased by 1.00% for the six months ended September 30, 2022, and 1.96% for the period August 1, 2021 through March 31, 2022. Expenses do not include expenses from underlying funds in which the Fund invests.

[5]

Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.

[6]	Not annualized.
[7]

Includes adjustments in accordance with GAAP and accordingly the returns and per unit net asset value for financial reporting may differ from the per unit net asset value and returns for shareholder transactions.

[8]

Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

*	The Class commenced operations on August 1, 2021.

See accompanying Notes to Consolidated Financial Statements.

Hamilton Lane Private Assets Fund

Consolidated Notes to Financial Statements
September 30, 2022 (Unaudited)

Note 1 – Organization

Hamilton Lane Private Assets Fund (the “Fund”) a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company. Hamilton Lane Advisors, L.L.C. (the “Adviser” or “Hamilton Lane”), a Pennsylvania limited liability company, serves as the investment advisor of the Fund. The Adviser is a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Fund was organized as a Delaware trust on February 7, 2020 and commenced operations on January 4, 2021. Simultaneous with the commencement of the Fund’s operations (“Commencement of Operations”), the Hamilton Lane Evergreen Private Fund LP (the “Predecessor Fund”), reorganized with and transferred substantially all its portfolio securities into the Fund. The Predecessor Fund maintained an investment objective, strategies and investment policies, guidelines and restrictions that were, in all material respects, equivalent to those of the Fund. The Fund and the Predecessor Fund share the same investment adviser and portfolio managers.

The Fund may include investments in general or limited partnerships, funds, corporations, trusts or other investment vehicles (collectively, “Investment Funds”). The Fund’s investments will also include direct investments in the equity or debt of a company (collectively, “Direct Investments”). The Fund’s primary investment objective is to generate capital appreciation over the medium- and long-term through investments in private assets globally.

(a) Consolidation of Subsidiaries

The Fund may make investments through wholly-owned subsidiaries (each a “Subsidiary” and together, the “Subsidiaries”). Such Subsidiaries will not be registered under the Investment Company Act. The Board has oversight responsibility for the investment activities of the Fund, including its investment in any Subsidiary, and the Fund’s role as sole member or shareholder of any Subsidiary. To the extent applicable to the investment activities of a Subsidiary, the Subsidiary will follow the same compliance policies and procedures as the Fund. The Fund would “look through” any such Subsidiary to determine compliance with its investment policies. Each investment adviser to any such foreign Subsidiary will comply with Section 15 of the Investment Company Act with respect to advisory contract approval, including that (i) material amendments to any such Subsidiary’s advisory contract must be approved by the Fund’s shareholders or the Fund’s Board in the manner and to the extent that the Fund’s advisory agreement must be approved by the Fund’s shareholders or the Fund’s Board of Trustees (“Board”); and (ii) the Fund’s shareholders will have the ability to vote to terminate the Subsidiary’s advisory agreements to the extent that they can vote to terminate the Fund’s advisory agreement.

As of September 30, 2022, there are three active Subsidiaries: the PAF JZ Blocker and the PAF Diamondback Blocker, both formed under the laws of the Cayman Islands, on September 17, 2020 and September 8, 2022, respectively, and HL PAF Holdings, LLC, incorporated in Delaware on March 10, 2021. The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statement of Cash Flows and Consolidated Financial Highlights of the Fund include the accounts of the Subsidiaries. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of September 30, 2022, total assets of the Fund were $463,952,840, of which $6,264,634, or approximately 1.4%, was held in the PAF JZ Blocker, $25,217,794, or approximately 5.4%, was held in PAF Diamondback Blocker and $296,991,104, or approximately 64.0%, was held in HL PAF Holdings, LLC.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

(a) Basis of Accounting

The Fund is an investment company and follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies (“ASC 946”). U.S. GAAP for an investment company requires investments to be recorded at their estimated fair value.

Hamilton Lane Private Assets Fund

Consolidated Notes to Financial Statements
September 30, 2022 (Unaudited) (Continued)

Note 2 – Accounting Policies (continued)

(b) Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(c) Cash

Cash, represents cash deposits held at financial institutions. Cash is held at major financial institutions and are subject to credit risk to the extent those balances exceed applicable Federal Deposit Insurance Corporation or Securities Investor Protection Corporation limitations.

(d) Options purchased

When an option is purchased, an amount equal to the premium paid is recorded as an investment and is subsequently adjusted to the current fair value of the option purchased. Premiums paid for the purchase of options which expire unexercised are treated by the Fund on the expiration date as realized losses. If a purchased put option is exercised, the premium is subtracted from the proceeds of the sale of the underlying security or foreign currency in determining whether the Fund has realized a gain or loss. If a purchased call option is exercised, the premium increases the cost basis of the security or foreign currency purchased by the Fund. Options purchased on an exchange are standardized while options purchased over-the-counter (“OTC”) have counterparty risk associated with them.

(e) Concentration of Market, Credit, and Industry Risks

The Fund’s portfolio investments are generally illiquid, non-publicly traded securities and are realized as distributions from portfolio investments made and when portfolio investments are disposed of. These portfolio investments are subject to various risk factors including market, credit, and industry risk. Market risk represents the potential loss in value of financial instruments caused by movements in market variables, such as interest rates. Other risks affecting these portfolio investments include, but are not limited to, increasing competition, rapid changes in technology and changes in economic conditions. Additionally, certain portfolio investments are denominated in foreign currencies that may be negatively affected by movements in the rate of exchange between the U.S. dollar and such foreign currencies. These risk factors could have a material effect on the ultimate realizable value of the Fund’s portfolio investments.

(f) Fair Value of Financial Instruments

The fair value of the Fund’s assets which qualify as financial instruments approximates the carrying amounts presented in the Consolidated Statement of Assets and Liabilities. The Fund values its investments in investment funds at fair value in accordance with FASB ASC 820, Fair Value Measurement (“ASC 820”).

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the Investment Company Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the Investment Company Act and the threshold for determining whether a fund must fair value a security. Effective September 8, 2022, and pursuant to the requirements of Rule 2a-5, the Board designated the Adviser as its valuation designee to perform fair value determinations and approved new valuation procedures for the Fund.

The Fund’s direct investments are also in private equity credit and equity-related investments that are generally not publicly traded, and thus, market quotations are not available to be used for valuation purposes. Therefore, the Adviser is required to value these direct investments at estimated fair values, using present value and other subjective valuation techniques. These may include references to market multiples, valuations for comparable companies, public market or private transactions, subsequent developments concerning the companies to which the securities relate, results of operations, financial condition, cash flows, and projections of such companies provided to the Adviser and such other factors as the Adviser may deem relevant. Depending on the circumstances, company multiples will not always be comparable due to the size of the related companies or associated transactions being used as comparable data in valuation.

Hamilton Lane Private Assets Fund

Consolidated Notes to Financial Statements
September 30, 2022 (Unaudited) (Continued)

Note 2 – Accounting Policies (continued)

The Adviser utilizes a valuation committee, consisting of senior members of the management team, to review and approve the valuation results related to the investments. The Adviser also utilizes independent valuation firms to provide third-party valuation consulting services for Direct Investments.

For portfolio investments that are publicly traded and for which market quotations are available, valuations are generally based on the closing sales prices, or an average of the closing bid and ask prices, as of the valuation date.

(g) Investment Transactions and Related Income

The Fund’s primary sources of income are investment income and gains recognized upon distributions from portfolio investments and unrealized appreciation/depreciation in the fair value of its portfolio investments. The Fund generally recognizes investment income and realized gains/losses based on the characterization of distributions provided by the administrator/investment manager of the portfolio investment on the date received. Distributions occur at irregular intervals, and the exact timing of distributions from the portfolio investments has not been communicated to the Fund. It is estimated that distributions will occur over the life of the portfolio investments.

Realized gains and losses from the sale of portfolio investments represent the difference between the original cost of the portfolio investments, as adjusted for return of capital distributions (net cost), and the net proceeds received at the time of the sale, disposition or distribution date. The Fund records realized gains and losses on portfolio investments when securities are sold, distributed to the partners or written-off as worthless. The Fund recognizes the difference between the net cost and the estimated fair value of portfolio investments owned as the net change in unrealized appreciation/depreciation on investments in the Consolidated Statement of Operations.

Return of capital or security distributions received from portfolio investments are accounted for as a reduction to cost.

Interest income, including amortization of premium or discount using the effective interest method and interest on paid-in-kind instruments, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date or the date the Fund becomes aware of the dividend.

(h) Foreign Currency

The values of portfolio investments denominated in foreign currencies are translated into U.S. dollars at the date of valuation. Capital contributions to the portfolio investments and distributions received from the portfolio investments are translated into U.S. dollar amounts on the respective dates of each such transaction. The Fund does not isolate the effects of changes in foreign currency rates on the valuation of these portfolio investments. Such fluctuations in exchange rates are included with and form part of the net realized and unrealized gain (loss) from investments.

(i) Currency Risk

Investment Funds make direct and indirect investments in a number of different currencies. Any returns on, and the value of such investments may, therefore, be materially affected by exchange rate fluctuations, local exchange control, limited liquidity of the relevant foreign exchange markets, the convertibility of the currencies in question and/or other factors. A decline in the value of the currencies in which the Fund investments are denominated against the U.S. dollar will result in a decrease in the Fund’s net asset value. The Adviser generally will not hedge the value of investments made by the Fund against currency fluctuations. Accordingly, the performance of the Fund could be adversely affected by such currency fluctuations.

(j) Income Taxes

The Fund elects to be treated as, and qualifies as, a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required for the Fund.

In accounting for income taxes, the Fund follows the guidance in FASB ASC 740, Accounting for Uncertainty in Income Taxes. FASB ASC 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the financial statements. There were no material uncertain tax positions requiring recognition in the Fund’s financial statements as of September 30, 2022.

Hamilton Lane Private Assets Fund

Consolidated Notes to Financial Statements
September 30, 2022 (Unaudited) (Continued)

Note 2 – Accounting Policies (continued)

The Fund utilizes a tax-year end of September 30 and the Fund’s income and federal excise tax returns and all financial records supporting returns will be subject to examination by the federal and Delaware revenue authorities.

The Adviser has analyzed the Fund’s tax positions and has concluded that as of and during the open tax period ended September 30, 2021, and the year ended September 30, 2022, no provision for income taxes is required in the financial statements. Therefore, no additional tax expense, including any interest and penalties, was recorded in the current year and no adjustments were made to prior periods. To the extent the Fund recognizes interest and penalties, they are included in interest expense and other expenses, respectively, in the Consolidated Statement of Operations.

Note 3 – Investment Transactions

For the six months ended September 30, 2022, purchases and sales of investments, excluding short-term investments, were $97,320,615 and $0, respectively.

Note 4 – Portfolio Valuation

ASC 820 defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the asset or liability. ASC 820 establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level I: Quoted prices are available in active markets for identical investments as of the reporting date. The types of investments which would generally be included in Level I include listed equities.

Level II: Pricing inputs are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value is determined through the use of models or other valuation methodologies. The types of investments which would generally be included in Level II include corporate bonds and loans, and less liquid and restricted equity securities. This category also includes interests in special purpose vehicles whose fair value is predominantly attributable to investments in Level I type securities.

Level III: Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment or estimation. Those unobservable inputs, that are not corroborated by market data, generally reflect the reporting entity’s own assumptions about the assumptions market participants would use in determining the fair value of the investment. The types of investments which would generally be included in Level III include equity and/or debt securities issued by private entities and investments in private equity partnerships.

The Fund has established valuation processes and procedures to ensure that the valuation techniques are fair and consistent, and valuation inputs are supportable. Under the Fund’s valuation procedures adopted by the Board, the Board has delegated day-to-day responsibility for fair value determinations and pricing to the Adviser subject to the oversight of the Board (the “Valuation Designee”). The Valuation Designee is responsible for developing the Fund’s written valuation processes and procedures, conducting periodic reviews of the valuation policies, and evaluating the overall fairness and consistent application of the valuation policies. The Fund’s investments in Investment Funds are carried at fair value which generally represents the Fund’s pro-rata interest in the net assets of each Investment Fund as reported by the administrators and/or investment managers of the underlying Investment Funds. All valuations utilize financial information supplied by each Investment Fund and are net of management and incentive fees or allocations payable to the Investment Funds’ managers or pursuant to the Investment Funds’ agreements. The Fund’s valuation procedures require the Adviser to consider all relevant information available at the time the Fund values its portfolio. The Valuation Designee has assessed factors including, but not limited to, the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in

Hamilton Lane Private Assets Fund

Consolidated Notes to Financial Statements
September 30, 2022 (Unaudited) (Continued)

Note 4 – Portfolio Valuation (continued)

place. The Valuation Designee will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its NAV as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund’s financial statements.

The fair value relating to certain underlying investments of these Investment Funds, for which there is no ready market, has been estimated by the respective Investment Fund’s management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2022, in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level I	Level II	Level III	Total
Investments
Direct Credit	$—	$—	$47,585,193	$47,585,193
Direct Equity	—	771,390	172,072,263	172,843,653
Purchased Options	—	46,011	—	46,011
Short Term Investments	15,481,927	—	—	15,481,927
Total Investments	$15,481,927	$817,401	$219,657,456	$235,956,784

In accordance with Accounting Standards Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) certain portfolio investments fair valued using net asset value (or its equivalent) as a practical expedient are not included in the fair value hierarchy. As such, investments in securities with a fair value of $226,988,229 are excluded from the fair value hierarchy as of September 30, 2022.

The following is a reconciliation of assets in which significant unobservable inputs (Level III) were used in determining value:

	Direct Credit	Direct Equity
Balance as of March 31, 2022	$47,702,016	$133,901,266
Transfers into Level III	—	—
Transfers out of Level III	—	—
Total gains or losses for the period
Included in earnings (or changes in partners’ capital)	1,012,834	7,583,168
Purchases	212,937	30,877,306
Distributions received	(1,342,594)	(289,477)
Balance as of September 30, 2022	$47,585,193	$172,072,263

Change in unrealized gains or losses for the period included in earnings (or changes in partners’ capital) for Level III assets held at the end of the reporting period	$1,012,834	$7,583,168

Hamilton Lane Private Assets Fund

Consolidated Notes to Financial Statements
September 30, 2022 (Unaudited) (Continued)

Note 4 – Portfolio Valuation (continued)

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level III as of September 30, 2022:

Asset Class	Fair Value at September 30, 2022	Valuation Technique(s)	Unobservable Input(1)	Range of Input	Weighted Average of Input		Impact to Valuation from an Increase in Input(2)
Direct Credit	$47,585,193	Income Approach	Market Yield	12.3% – 18.7%	13.6%		Decrease
		Market Approach	EBITDA Multiple	10.8x – 12.0x	11.5x		Increase
		Recent Transaction	Recent transaction price	N/A	N/A		N/A
Direct Equity	172,072,263	Income Approach	Market Yield	13.4% – 13.5%	13.4%		Decrease
		Market Approach	EBITDA Multiple	8.5x – 24.5x	13.6x		Increase
			P/E Multiple	27.0x	N/A	(3)	Increase
			Revenue Multiple	19.0x	N/A	(3)	Increase
		Recent Transaction	Recent transaction price	N/A	N/A		N/A

(1)

The Advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type, cost and recent purchases or sales of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

(2)

This column represents the directional change in the fair value of the Level III investments that would result from an increase to the corresponding unobservable input. A decrease to the input would have the opposite effect.

(3)	Inputs shown do not represent a range but rather distinct inputs, thus since there is no range a weighted average calculation would not apply.

Note 5 – Federal Income Taxes

At March 31, 2022, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$297,069,633
Gross unrealized appreciation	71,341,286
Gross unrealized depreciation	(4,544,516)
Net unrealized appreciation on investments	$66,796,770

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 6 – Investment Management Fees and Allocations

The Fund pays the Adviser an investment management fee (the “Investment Management Fee”) in consideration of the Advisory and other services provided by the Adviser to the Fund. The Fund pays the Adviser a quarterly Investment Management Fee equal to 1.50% on an annualized basis of the Fund’s average daily Managed Assets during such period. “Managed Assets” means the total assets of the Fund (including any assets attributable to money borrowed for investment purposes) minus the sum of the Fund’s accrued liabilities (other than money borrowed for investment purposes). The Investment Management Fee is paid to the Adviser before giving effect to any repurchase of Shares in the Fund effective as of that date and will decrease the net profits or increase the net losses of the Fund that are credited to its Shareholders.

Hamilton Lane Private Assets Fund

Consolidated Notes to Financial Statements
September 30, 2022 (Unaudited) (Continued)

Note 6 – Investment Management Fees and Allocations (continued)

In addition, the Adviser (or, to the extent permitted by applicable law, an affiliate of the Adviser) will be entitled to receive an Incentive Fee, that is accrued monthly and payable upon the Fund’s exit from an investment in each Direct Investment, Secondary Investment, Listed PE Investment and Opportunistic Investment (each, an “Applicable Investment”).

The Incentive Fee shall be calculated in respect of each Applicable Investment (i.e., on a deal-by-deal basis), whether or not such investments are made through any intermediate vehicle.

The Incentive Fee in respect of each Applicable Investment shall be calculated as follows:

(i) First, 100% of all proceeds (including both cash and non-cash proceeds) from such Applicable Investment received by the Fund (“Relevant Proceeds”) shall be retained by the Fund until it has received Relevant Proceeds equal to:

(a)	the acquisition cost of such Applicable Investment; plus

(b)

an amount equal to the Preferred Return Rate, compounded annually, on the amounts originally invested by the Fund in such Applicable Investment, calculated from the time (or times) the Fund contributed capital in respect of such Applicable Investment until the Fund received Relevant Proceeds in respect of such Applicable Investment equal to this paragraph (i), taking into account the timing of the relevant cash flows;

(ii) Second, the Adviser will be entitled to amounts equal to 100% of further Relevant Proceeds received by the Fund with respect to such Applicable Investment until such time as the Adviser has received 12.50% multiplied by the sum of (x) the preferred return described in paragraph (i)(b) above and (y) the amounts distributed to the Adviser under this paragraph; and

(iii) Third, an additional amount equal to 12.50% multiplied by further Relevant Proceeds with respect to such Applicable Investment will be distributed to the Adviser and the remainder of further Relevant Proceeds with respect to such Applicable Investment shall be retained by the Fund.

For purposes of the foregoing, (A) the “Preferred Return Rate” equals (x) 8% per annum in respect of any Direct Equity Investment, Secondary Investment, Opportunistic Investment or Listed PE Investment and (y) 6% per annum in respect of any Direct Credit Investment, (B) all amounts “retained” by the Fund shall be available for immediate use by the Fund for payment of expenses, reinvestment or any other valid Fund purpose, and need not be held by the Fund as cash or in any other form for any length of time, but rather the Fund is free to use such amounts in any manner, (C) a single Secondary Investment may be composed of a portfolio of underlying assets acquired in a single transaction or a series of related transactions as determined by the Adviser in its reasonable discretion, and assets acquired as part of a single secondary transaction may be treated as one or more separate Secondary Investments, and (D) the contributions to and distributions from an applicable investment will be based on the actual currency in which such amounts are made and will not reflect any hedging.

No Incentive Fee will be payable in respect of any Investments of the Fund in new private asset funds during their fund raising phase, currency hedging transactions or cash equivalents. The Fund’s Incentive Fees incurred for the six months ended September 30, 2022 are reported on the Consolidated Statement of Operations.

The Adviser has entered into an expense limitation agreement (the “Expense Limitation Agreement”) with the Fund, whereby the Adviser has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding taxes, interest, brokerage commissions, certain transaction-related expenses, extraordinary expenses, acquired fund fees and expenses, the Investment Management Fee and the Incentive Fee) do not exceed 1.45%, 0.75% and 1.00% of the average daily net assets of Class R Shares, Class I Shares and Class D Shares, respectively (the “Expense Limit”). For a period not to exceed three years from the date on which a Waiver is made, the Adviser may recoup amounts waived or assumed, provided it is able to effect such recoupment without causing the Fund’s expense ratio (after recoupment) to exceed the lesser of (a) the expense limit in effect at the time of the waiver, and (b) the expense limit in effect at the time of the recoupment. The Expense Limitation Agreement also provides that, after the commencement of operations until the first anniversary of the commencement of operations, the Adviser agrees to waive fees payable to it by the Fund on assets held in cash or cash equivalents less the total amount of capital committed by the Fund and not yet drawn for investment. The Expense Limitation Agreement is in effect until January 4, 2023, and will automatically renew thereafter for consecutive twelve-month terms, provided that such continuance is specifically approved at least annually by a majority of the Trustees. The Expense Limitation Agreement may be terminated by the Fund’s Board of Trustees upon thirty days’ written notice to the Adviser.

Hamilton Lane Private Assets Fund

Consolidated Notes to Financial Statements
September 30, 2022 (Unaudited) (Continued)

Note 6 – Investment Management Fees and Allocations (continued)

For the six months ended September 30, 2022, the Adviser recovered $110,227 of its previously waived advisory fees. The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At September 30, 2022 the Adviser has recovered all previously available expenses.

During the year ended March 31, 2022, the Advisor reimbursed the Fund $17,493 for an error during its valuation procedure. This amount is reported on the Fund’s Consolidated Statements of Changes in Net Assets under the caption “Reimbursement by affiliate.” This reimbursement had no impact on the Fund’s performance.

Note 7 – Certain Risk Factors and Conflicts of Interest

Investors considering an investment in the Fund should be aware of potential risks. Prospective investors must rely upon their own examination of, and ability to understand, the nature of this investment, including the risks involved, in making a decision to invest in the Fund. There can be no assurance that the Fund will be able to achieve its investment objective or that investors will receive a return of their capital. In addition, there will be occasions when the Adviser or its affiliates may encounter potential conflicts of interest. By acquiring an interest in the Fund, each shareholder will be deemed to have acknowledged the existence of any such actual and potential conflicts of interest and to have waived any claim with respect to any liability arising from the existence of any such conflict of interest.

The Fund will invest in highly illiquid, long-term investments. The Fund does not expect to be able to transfer its investments in, or to withdraw from, the Investment Funds or Direct Investments. In addition, the investments of the Investment Funds and Direct Investments generally will be investments for which no liquid market exists or will be subject to legal or other restrictions on transfer, and the Fund may be required to hold such investments until maturity or otherwise be restricted from disposing of such investments. Investment Funds or sponsors of Direct Investments in which the Fund invests may face reduced opportunities to exit and realize value from their investments in the event of a general market downturn or a specific market dislocation. As a consequence, an Underlying Fund or the Fund may not be able to sell its investments when it desires to do so or to realize what it perceives to be their fair value in the event of a sale. Furthermore, under certain circumstances, distributions may be made by the Fund to Limited Partners in-kind and could consist of securities for which there is no readily available market.

In some cases, the Fund may dispose of its investments in one or more Investment Funds and Direct Investments in secondary transactions with third parties. Approval of the sponsors of Investment Funds and Direct Investments will generally be required to effect any such secondary sale and there can be no assurances that such approval will be given. Furthermore, due to the illiquid market for secondary transactions, there can be no assurance that any secondary sale will be successfully completed in the time the Adviser determines most appropriate for the Fund or that the price paid by a third party purchaser will reflect Hamilton Lane’s or the underlying fund sponsor’s valuation for such investment. Depending on the circumstances of the Underlying Fund, the price received by the Fund may represent a substantial discount relative to the valuation at which such investment is held or the amount of capital contributed to such investment. The Fund may be required to agree to retain certain liabilities relating to the Underlying Fund or Direct Investment even after it is sold.

Under the Investment Company Act, the Fund is required to carry its portfolio investments at market value or, if there is no readily available market value, at fair value. There is not a public market for the securities of the privately held companies in which the Fund may invest. Many of the Fund’s investments are not exchange-traded, but are, instead, traded on a privately negotiated over-the-counter (“OTC”) secondary market for institutional investors. The Board is responsible for the valuation of the Fund’s portfolio investments, and has delegated day-to-day responsibility for implementing the portfolio valuation process set forth in the Fund’s valuation policy to the Adviser. Valuations of Fund investments are disclosed quarterly in reports publicly filed with the SEC.

Certain interested trustees and officers of the Fund are affiliated with the Adviser and receive no compensation from the Fund for serving as officers and/or trustees.

Hamilton Lane Private Assets Fund

Consolidated Notes to Financial Statements
September 30, 2022 (Unaudited) (Continued)

Note 7 – Certain Risk Factors and Conflicts of Interest (continued)

A high proportion of the Fund’s investments relative to its total investments are expected to be valued at fair value. Certain factors that may be considered in determining the fair value of the Fund’s investments include dealer quotes for securities traded on the OTC secondary market for institutional investors, the nature and realizable value of any collateral, the portfolio company’s earnings and its ability to make payments on its indebtedness, the markets in which the portfolio company does business, comparison to selected publicly-traded companies, discounted cash flow and other relevant factors. The factors and methodologies used for the valuation of such securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can realize the fair value assigned to a security if it were to sell the security. Such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, and they often reflect only periodic information received by the Adviser about such companies’ financial condition and/or business operations, which may be on a lagged basis and can be based on estimates. Determinations of fair value may differ materially from the values that would have been used if an exchange-traded market for these securities existed. Investments in private companies are typically governed by privately negotiated credit agreements and covenants, and reporting requirements contained in the agreements may result in a delay in reporting their financial position to lenders, which in turn may result in the Fund’s investments being valued on the basis of this reported information. Due to these various factors, the Fund’s fair value determinations could cause the Fund’s NAV on a valuation day to materially differ from what it would have been had such information been fully incorporated. As a result, investors who purchase shares may receive more or less shares and investors who tender their shares may receive more or less cash proceeds than they otherwise would receive.

The Adviser provides investment advice to a variety of clients, including through other accounts and investment funds, and expects to have additional clients in the future. These other clients may have goals that are similar to or overlap with those of the Fund. As a result, the Adviser and its affiliates – including each of their respective directors, officers, partners and employees – may be subject to various conflicts of interest in their relationships and dealings with the Fund. By acquiring an interest in the Fund, each investor will be deemed to have acknowledged the existence of such actual and potential conflicts of interest and, to the extent permitted by applicable law, to have waived any claims with respect to the existence of any conflicts of interest.

The valuations reported by the Investment Fund Managers, based upon which the Fund determines its month-end net asset value and the net asset value per Share may be subject to later adjustment or revision. For example, fiscal year-end net asset value calculations of the Investment Funds may be revised as a result of audits by their independent auditors. Other adjustments may occur from time to time. Because such adjustments or revisions, whether increasing or decreasing the net asset value of the Fund at the time they occur, relate to information available only at the time of the adjustment or revision, the adjustment or revision may not affect the amount of the repurchase proceeds of the Fund received by Shareholders who had their Shares repurchased prior to such adjustments and received their repurchase proceeds, subject to the ability of the Fund to adjust or recoup the repurchase proceeds received by Shareholders under certain circumstances. As a result, to the extent that such subsequently adjusted valuations from the Investment Fund Managers or revisions to the net asset value of a Portfolio Fund or direct private equity investment adversely affect the Fund’s net asset value, the outstanding Shares may be adversely affected by prior repurchases to the benefit of Shareholders who had their Shares repurchased at a net asset value higher than the adjusted amount.

Conversely, any increases in the net asset value resulting from such subsequently adjusted valuations may be entirely for the benefit of the outstanding Shares and to the detriment of Shareholders who previously had their Shares repurchased at a net asset value lower than the adjusted amount. The same principles apply to the purchase of Shares. New Shareholders may be affected in a similar way.

Note 8 – Shareholder Servicing Plan

The Fund has adopted a Distribution and Service Plan with respect to Class R and Class D Shares in compliance with Rule 12b-1 under the Investment Company Act. The Distribution and Service Plan allows the Fund to pay distribution and servicing fees for the sale and servicing of its Class R and Class D Shares. Under the Distribution and Service Plan, the Fund will be permitted to pay as compensation up to a maximum of 0.70% per year on Class R Shares and up to a maximum of 0.25% per year on Class D Shares on an annualized basis of the aggregate net assets of the Fund attributable to each class (the “Distribution and Servicing Fee”) to the Fund’s distributor, UMB Distribution Services, LLC, and/or other qualified recipients. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of an investment and may cost more than paying other types of sales charges. Class I Shares are not subject to the Distribution and Servicing Fee. For the six months ended September 30, 2022, distribution and service fees incurred are disclosed on the Consolidated Statement of Operations.

Hamilton Lane Private Assets Fund

Consolidated Notes to Financial Statements
September 30, 2022 (Unaudited) (Continued)

Note 9 – Additional Risk Factors

The spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets and may adversely affect the Fund’s and Investment Funds’ investments and operations. The transmission of COVID-19 and its variants and efforts to contain its spread have resulted in, among other things: quarantines and travel restrictions, including border closings, strained healthcare systems, event cancellations, disruptions to business operations and supply chains, and a reduction in consumer and business spending, as well as general concern and uncertainty that has negatively affected the economy. These disruptions have led to instability in the marketplace, including equity and debt market losses and overall volatility, and the jobs market. Although vaccines for COVID-19 have become more widely available, the duration of the COVID-19 outbreak and its variants and its full impacts are unknown and the pace of recovery may vary from market to market, resulting in a high degree of uncertainty for potentially extended periods of time, especially in certain sectors in which the Fund may make investments. Health pandemics or outbreaks could result in a general economic decline in a given region, or globally, particularly if the outbreak persists for an extended period of time or spreads globally. This could have an adverse impact on Investment Funds and/or Direct Investments, or the Fund’s ability to source new investments or to realize its investments. Pandemics and similar events could also have an acute effect on individual issuers or related groups of issuers and could adversely affect securities markets, interest rates, auctions, secondary trading, ratings, credit risk, inflation, deflation and other factors relating to Investment Funds and/or Direct Investments or the Adviser’s operations or the operations of a sponsor of an Investment Fund or Direct Investment. Additionally, the risks related to health pandemics or outbreaks of disease are heightened due to uncertainty as to whether such an event would qualify as a force majeure event. If a force majeure event is determined to have occurred, a counterparty to the Fund, an Investment Fund and/or Direct Investments may be relieved of its obligations under certain contracts to which it is a party, or, if it has not, the Fund, Investment Fund or Direct Investments, as the case may be, may be required to meet their contractual obligations, despite potential constraints on their operations and/or financial stability. Either outcome could adversely impact performance of the Investment Funds, Direct Investments and/or the Fund.

In February 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries and the threat of wider-spread hostilities could have a severe adverse effect on the region and global economies, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future, could have a significant adverse impact on the Russian economy and related markets. How long the armed conflict and related events will last cannot be predicted. These tensions and any related events could have a significant impact on Fund performance and the value of portfolio investments.

Note 10 – Other agreements

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and administrator; UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for administrative and custodian services for the six months ended September 30, 2022, are reported on the Consolidated Statement of Operations.

Note 11 – Commitments

As of September 30, 2022, the Fund has $57,811,553 in unfunded commitments to private equity investments.

Note 12 – Capital Share Transactions

The Fund offers three separate classes of shares of beneficial interest (“Shares”) designated as Class I Shares, Class R Shares and Class D Shares. Each class of Shares is subject to different fees and expenses. The Fund may offer additional classes of Shares in the future. The Fund has received an exemptive order from the SEC with respect to the Fund’s multi-class structure.

The minimum initial investment in Class I Shares by an investor in the Fund is $1,000,000, the minimum initial investment in Class R Shares by an investor is $50,000 and the minimum initial investment in Class D Shares by an investor in the Fund is $50,000. However, the Fund, in its sole discretion, may accept investments below these minimums.

The Fund is not a liquid investment. No Shareholder will have the right to require the Fund to redeem its Shares. The Fund from time to time may offer to repurchase Shares pursuant to written tenders by the Shareholders. The Adviser anticipates recommending to the Board that, under normal market circumstances, the Fund conduct repurchase offers of no more than 5% of the Fund’s net assets generally quarterly on or about each December 31, March 31, June 30 and September 30.

Hamilton Lane Private Assets Fund

Consolidated Notes to Financial Statements
September 30, 2022 (Unaudited) (Continued)

Note 12 – Capital Share Transactions (continued)

If the interval between the date of purchase of Shares and the valuation date with respect to the repurchase of such Shares is less than one year, then such repurchase will be subject to a 2% early withdrawal fee payable to the Fund. In determining whether the repurchase of Shares is subject to an early withdrawal fee, the Fund will repurchase those shares held the longest first.

Note 13 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in options during the six months ended September 30, 2022.

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations are presented in the tables below. The fair values of derivative instruments as of September 30, 2022 by risk category are as follows:

	Asset Derivatives
Derivatives not designated as hedging instruments	Consolidated Statement of Asset and Liabilities Location	Value
Foreign exchange contracts	Purchased options contracts, at value	$46,011
Total		$46,011

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts
Foreign exchange contracts	$28,432
Total	$28,432

The quarterly average volumes of derivative instruments as of September 30, 2022 are as follows:

Derivatives not designated as hedging instruments
Foreign exchange contracts	Purchased options contracts	Notional value	159,860,000 INR

INR - Indian Rupee

Note 14 – LIBOR Phaseout Risk

The United Kingdom’s Financial Conduct Authority, which regulates London Interbank Offered Rate (“LIBOR”), announced plans to phase out the use of LIBOR at the end of 2021, and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. It is possible that a subset of LIBOR settings will be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing Secured Overnight Financing Rate Data that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new reference rates. There remains uncertainty regarding the future use of LIBOR and the nature of any replacement rate. The transition process away from LIBOR may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR. The transition process may also result in a reduction in the value of certain instruments held by the Fund or reduce the effectiveness of related Fund transactions such as hedges. Volatility, the potential reduction in value, and/or the hedge

Hamilton Lane Private Assets Fund

Consolidated Notes to Financial Statements
September 30, 2022 (Unaudited) (Continued)

Note 14 – LIBOR Phaseout Risk (continued)

effectiveness of financial instruments may be heightened for financial instruments that do not include fallback provisions that address the cessation of LIBOR. Any potential effects of the transition away from LIBOR on any of the financial instruments in which the Fund invests, as well as other unforeseen effects, could result in losses to the Fund.

Note 15 – Significant Shareholder

As of September 30, 2022, the Fund has a Shareholder that holds 31% of the outstanding Shares of the Fund. A significant redemption by this shareholder could affect the Fund’s liquidity and the future viability of the Fund.

Note 16 – Line of Credit

As of April 29, 2021 the Fund secured a committed, secured line of credit (the “Facility”) with Investec Bank PLC. The Facility has the following terms: (a) an Arrangement Fee of $420,000 constituting one hundred twenty (120) basis points (1.20%) of the aggregate Commitment in effect on the Closing Date, (b) an Administrative Agency Fee of $50,000 per annum, (c) an Extension Fee an amount equal to fifty (50) basis points (0.50%) of the aggregate Commitment then in effect, (d) a commitment amount of $35,000,000, (e) interest rate of applicable LIBOR rate plus 3.25% per annum and (f) termination date of April 29, 2024. The Fund did not borrow under the line of credit agreement during the six months ended September 30, 2022.

Note 17 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as any such exposure would result from future claims that may be, but have not yet been, made against the Fund based on events which have not yet occurred. However, based on the Adviser’s experience, the Fund believes the risk of loss from these arrangements to be remote.

Note 18 – Subsequent Events

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

The Board authorized the Fund to offer to repurchase Shares from Shareholders in an amount up to approximately 5.00% of the net assets of the Fund (or approximately $21,696,000 as of September 30, 2022), with a December 31, 2022 valuation date. Shareholders that desired to tender Shares for repurchase are required to do so by December 2, 2022.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s consolidated financial statements.

Hamilton Lane Private Assets Fund

Fund Information
September 30, 2022 (Unaudited)

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 882-8212 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund (888) 882-8212 or by accessing the Fund’s Form N-PX on the SEC’s website at sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC website at sec.gov. or without charge and upon request by calling the Fund at (888) 882-8212.

Investment Adviser

Hamilton Lane Advisors, L.L.C.
110 Washington St, Ste. 1300
Conshohocken, PA 19428
www.hamiltonlane.com

Custodian

UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Fund Administrator, Transfer Agent, and Fund Accountant

UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212-3949
Phone: (414) 299-2200

Distributor

UMB Distribution Services, LLC
235 W. Galena Street
Milwaukee, WI 53212-3949

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
151 N Franklin Street
Suite 575
Chicago, IL 60606

ITEM 1.(b) Not Applicable.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant's board of trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17CFR 229.407), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF THE SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

(a) Not applicable.

(b) Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Hamilton Lane Private Assets Fund

By (Signature and Title)*	/s/ Andrew Schardt
Andrew Schardt, President (Principal Executive Officer)

Date	December 8, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Andrew Schardt
Andrew Schardt, President (Principal Executive Officer)

Date	December 8, 2022

By (Signature and Title)*	/s/ Elina Magid
Elina Magid, Treasurer (Principal Financial Officer)

Date	December 8, 2022

*	Print the name and title of each signing officer under his or her signature.